Investments in associates and joint ventures (Details 1) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Other Associates And Joint Ventures [Member]
Statement [Line Items]
% ownership interest	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value of Group's interest in equity		$ 2,826		$ 3,159
Group's interest in comprehensive income/(loss)	$ 2,900			$ (468)		$ (4,375)
Total associates and joint ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	21,293		$ 17,910
Group's interest in comprehensive income/(loss)	$ 21,728		$ (841)		$ (11,187)
New Lipstick [Member]
Statement [Line Items]
% ownership interest	49.96%	49.96%	49.96%	49.96%	49.96%	49.96%
Value of Group's interest in equity	$ 357		$ 143
Group's interest in comprehensive income/(loss)	$ 18,801		$ 69		$ (787)
Main activity	Real estate	Real estate
Loss/ (income) for the year	$ (1)
Shareholders' equity	$ (42)
BHSA [Member]
Statement [Line Items]
% ownership interest	29.91%	29.91%	29.91%	29.91%	29.91%	29.91%
Value of Group's interest in equity	$ 8,791		$ 9,665
Group's interest in comprehensive income/(loss)	$ (936)		$ 873		$ (1,240)
Main activity	Financing	Financing
Share capital (nominal value) | shares	1,500	1,500
Loss/ (income) for the year	$ 2,920
Shareholders' equity	$ 31,251
Common shares | shares	448,689,072	448,689,072
Condor [Member]
Statement [Line Items]
% ownership interest	18.89%	18.89%	21.70%	21.70%	18.89%	18.89%
Value of Group's interest in equity	$ 2,657		$ 0
Group's interest in comprehensive income/(loss)	$ 295		425		$ (679)
Main activity	Hotel	Hotel
Share capital (nominal value) | shares	244	244
Loss/ (income) for the year	$ (125)
Shareholders' equity	$ 119
Common shares | shares	3,191,214	3,191,214
Gav - Yam [Member]
Statement [Line Items]
% ownership interest	34.90%	34.90%
Value of Group's interest in equity	$ 0		0
Group's interest in comprehensive income/(loss)	$ 0		$ 0		$ 64
Quality [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 4,800		$ 3,858
Group's interest in comprehensive income/(loss)	$ 456		$ (983)		$ (425)
Main activity	Real estate	Real estate
Share capital (nominal value) | shares	406	406
Loss/ (income) for the year	$ (1,965)
Shareholders' equity	$ 7,563
Common shares | shares	225,146,912	225,146,912
La Rural S.A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity		$ 277		$ 243
Group's interest in comprehensive income/(loss)	$ 251		$ (42)		$ (221)
Main activity	Organization of events	Organization of events
Share capital (nominal value) | shares	1	1
Loss/ (income) for the year	$ (58)
Shareholders' equity	$ 339
Common shares | shares	714,998	714,998
TGLT S.A. [Member]
Statement [Line Items]
% ownership interest	30.20%	30.20%	27.82%	27.82%	27.82%	27.82%
Value of Group's interest in equity	$ 1,537		$ 813
Group's interest in comprehensive income/(loss)	$ 0		$ (723)		$ (3,537)
Main activity	Real estate	Real estate
Share capital (nominal value) | shares	925	925
Loss/ (income) for the year	$ (2,950)
Shareholders' equity	$ 4,084
Common shares | shares	257,330,595	257,330,595
Cresca S.A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity		$ 48		$ 29
Group's interest in comprehensive income/(loss)	$ (39)			$ 8		$ 13